Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings Per Share

7. EARNINGS PER SHARE

The calculation of basic and diluted earnings per share has been calculated by dividing the loss for the period attributable to ordinary shareholders of $93,949 (2022: $203,707), by the weighted average number of shares outstanding of 318,843,574 (2022: 253,945,274) during the six months ended June 30, 2023:

	SIX MONTHS ENDED JUNE 30,
Loss attributable to ordinary and common shareholders:	2022		2023
	BASIC	DILUTED	BASIC	DILUTED
Loss for the year, attributable to equity holders of the parent	$(203,707)	$(203,707)	$(93,949)	$(93,949)
Loss attributable to ordinary and common shareholders	(203,707)	(203,707)	(93,949)	(93,949)

Weighted-average number of ordinary and common shares:
	BASIC	DILUTED	BASIC	DILUTED
Issued ordinary shares at January 1	252,804,218	252,804,218	318,546,266	318,546,266
Effect of shares issued	1,141,056	1,141,056	297,308	297,308
Weighted-average number of ordinary and common shares	253,945,274	253,945,274	318,843,574	318,843,574

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(0.80)	$(0.80)	$(0.29)	$(0.29)

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger with CA Healthcare Acquisition Corp., in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1. The denominator has been calculated to reflect the share splits.

The Company’s potentially dilutive securities, which include stock options, convertible notes and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of A Ordinary and common shares outstanding used to calculate both basic and diluted net loss per share attributable to A Ordinary and common shareholders is the same. The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	SIX MONTHS ENDED JUNE 30,
	2022	2023
Options to purchase A Ordinary and Common shares	93,531,062	96,725,897
Convertible Debt (as converted to common shares)	—	6,126,554
Warrants to purchase A Ordinary shares	5,373,170	5,373,118
Warrants to purchase common shares	7,828,251	13,578,241
	106,732,483	121,803,810